Net Loss Per Share - Summary of Weighted-Average Outstanding Shares (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,012,515	698,954	17,739,234	553,984	17,400,895	415,487
Public Stockholders Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,350,000	0	10,350,000	0	10,350,000	0
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,738,000	0	5,738,000	0	5,738,000	0
PIPE Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	700,000	0	700,000	0	700,000	0
Convertible Note Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	448,627	0	256,393	0
SeaStar Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	69,714	69,714	69,714	69,714	69,714	69,714
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	576,534	332,544	411,579	335,102	244,792	345,773
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	129,640	296,696	213,548	149,168
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					298,389	0